UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05808
Eaton Vance Prime Rate Reserves
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Eaton Vance  Prime Rate Reserves as of August 31, 2004 (Unaudited)

Eaton Vance Prime Rate Reserves (the Trust) invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At August 31, 2004, the value of the Trust’s investment in the Portfolio was $1,693,672,968 and the Trust owned approximately 51.1% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Senior Debt Portfolio	as of August 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 91.1%(1)

Principal Amount	Borrower/Tranche Description	Value

Advertising — 1.1%
	Adams Outdoor Advertising, L.P.
4,000,000	Term Loan, Maturing October 15, 2011	4,048,332
	Lamar Media Corp.
5,625,987	Term Loan, Maturing June 30, 2009	5,659,394
25,686,976	Term Loan, Maturing June 30, 2010	25,943,846
		$35,651,572

Aerospace and Defense — 1.3%
	Alliant Techsystems, Inc.
12,967,500	Term Loan, Maturing March 31, 2011	13,105,280
	CACI International, Inc.
5,087,250	Term Loan, Maturing May 3, 2011	5,115,866
	DRS Technologies, Inc.
5,935,623	Term Loan, Maturing November 4, 2010	5,991,270
	Standard Aero Holdings, Inc.
2,354,309	Term Loan, Maturing August 24, 2012	2,354,309
	Transdigm, Inc.
2,493,750	Term Loan, Maturing July 22, 2010	2,531,937
	United Defense Industries, Inc.
14,745,048	Term Loan, Maturing October 6, 2005	14,884,817
		$43,983,479

Auto Components — 5.5%
	Accuride Corp.
6,353,125	Term Loan, Maturing September 30, 2004	6,511,953
9,054,500	Term Loan, Maturing June 13, 2007	9,278,037
	Collins & Aikman Products Co.
475,488	Term Loan, Maturing December 31, 2004	477,073
2,924,767	Term Loan, Maturing December 31, 2005	2,948,165

2,631,579	Revolving Loan, Maturing December 31, 2005	2,657,895
4,610,311	Term Loan, Maturing December 31, 2005	4,618,956
	Dayco Products, LLC
8,700,000	Term Loan, Maturing June 23, 2011	8,844,098
	Dura Operating Corp.
1,477,387	Term Loan, Maturing March 31, 2007	1,489,853
	Exide Technologies
4,040,000	Term Loan, Maturing May 5, 2010	4,057,675
4,040,000	Term Loan, Maturing May 5, 2010	4,060,200
	Federal-Mogul Corp.
3,731,418	Term Loan, Maturing February 24, 2005	3,484,212
6,000,000	Term Loan, Maturing February 24, 2005	5,608,128
15,351,062	Term Loan, Maturing February 24, 2005	15,466,195
10,970,268	Revolving Loan, Maturing February 24, 2005	10,942,843
	Gleason Corp.
1,620,000	Term Loan, Maturing July 27, 2011	1,640,250
	HLI Operating Co., Inc.
9,783,056	Term Loan, Maturing June 3, 2009	9,984,831
	Key Automotive Group
3,455,000	Term Loan, Maturing June 29, 2010	3,498,187
	Keystone Automotive Operations, Inc.
2,190,000	Term Loan, Maturing October 30, 2009	2,219,085
	Meridian Automotive Systems, Inc.
925,000	Term Loan, Maturing April 27, 2010	912,667
	Metaldyne, Inc.
14,939,526	Term Loan, Maturing December 31, 2009	14,979,982
	Plastech Engineered Products, Inc.
3,092,672	Term Loan, Maturing March 31, 2010	3,139,063
	Safelite Glass Corp.
1,954,707	Term Loan, Maturing June 30, 2008	1,837,424
3,143,768	Term Loan, Maturing June 30, 2008	2,955,142
	Tenneco Automotive
3,657,028	Term Loan, Maturing December 12, 2009	3,725,597
2,580,819	Term Loan, Maturing December 12, 2010	2,634,048
	The Goodyear Tire & Rubber Co.
4,300,000	Term Loan, Maturing March 31, 2006	4,356,437
10,500,000	Term Loan, Maturing March 31, 2006	10,660,786

3,000,000	Term Loan, Maturing September 30, 2007	3,035,625
	TI Automotive, Ltd.
4,000,000	Term Loan, Maturing June 30, 2011	4,013,752
	TRW Automotive, Inc.
14,761,719	Term Loan, Maturing February 28, 2005	14,920,097
15,362,572	Term Loan, Maturing February 28, 2011	15,641,018
	United Components, Inc.
1,499,167	Term Loan, Maturing June 30, 2010	1,520,717
		$182,119,991

Broadcast Media — 3.1%
	Block Communications
6,060,877	Term Loan, Maturing November 30, 2009	6,106,334
	CanWest Media, Inc.
12,914,748	Term Loan, Maturing August 15, 2009	13,084,254
	Cumulus Media, Inc.
3,000,000	Term Loan, Maturing March 28, 2009	3,020,625
6,450,000	Term Loan, Maturing March 28, 2010	6,504,425
	Emmis Operating Co.
18,825,000	Term Loan, Maturing November 10, 2011	18,977,953
	Entravision Communications Corp.
1,890,000	Term Loan, Maturing February 27, 2012	1,890,000
	Gray Television, Inc.
5,486,250	Term Loan, Maturing December 31, 2010	5,530,826
	Lin Television Corp.
1,246,429	Term Loan, Maturing December 31, 2007	1,262,565
1,153,571	Term Loan, Maturing December 31, 2007	1,169,914
	NEP Supershooters, L.P.
2,950,000	Term Loan, Maturing February 3, 2011	2,983,187
	Nexstar Broadcasting, Inc.
2,302,638	Term Loan, Maturing December 31, 2010	2,305,517
1,257,362	Term Loan, Maturing December 31, 2010	1,260,505
	Radio One, Inc.
7,542,830	Term Loan, Maturing June 30, 2007	7,486,259
	Sinclair Television Group, Inc.
5,290,000	Term Loan, Maturing June 30, 2009	5,323,062
8,600,000	Term Loan, Maturing December 31, 2009	8,698,539

	Spanish Broadcasting System, Inc.
496,253	Term Loan, Maturing October 31, 2009	504,317
	Susquehanna Media Co.
17,075,000	Term Loan, Maturing March 31, 2012	17,315,126
		$103,423,408

Cable Television — 4.3%

	Adelphia Communications Corp.
5,990,882	DIP Loan, Maturing March 31, 2005	6,019,590
	Atlantic Broadband Finance, LLC
5,854,353	Term Loan, Maturing February 10, 2011	5,934,850
	Bresnan Communications, LLC
4,500,000	Term Loan, Maturing September 30, 2010	4,566,096
	Canadian Cable Acquisition Company, Inc.
4,740,000	Term Loan, Maturing July 27, 2011	4,785,921
	Cebridge Connections, Inc.
4,875,000	Term Loan, Maturing February 23, 2009	4,896,328
	Charter Communications Operating, LLC
48,725,000	Term Loan, Maturing April 27, 2011	48,151,458
	DirectTV Holdings, LLC
19,409,082	Term Loan, Maturing March 6, 2010	19,688,087
	Insight Midwest Holdings, LLC
6,616,750	Term Loan, Maturing December 31, 2009	6,720,137
10,049,500	Term Loan, Maturing December 31, 2009	10,207,307
	MCC Iowa, LLC
2,000,000	Term Loan, Maturing September 30, 2010	2,015,468
	Mediacom Illinois, LLC
1,352,561	Revolving Loan, Maturing December 31, 2008	1,305,221
	Mediacom Southeast
3,166,667	Revolving Loan, Maturing March 31, 2008	3,040,000
5,859,896	Term Loan, Maturing September 30, 2008	5,903,845
	NTL, Inc.
7,450,000	Term Loan, Maturing April 13, 2012	7,375,500
	Rainbow National Services, LLC
9,034,757	Term Loan, Maturing March 31, 2012	9,152,209
	RCN Corp.
2,301,403	Term Loan, Maturing June 30, 2007	2,295,650
		$142,057,667

Casinos and Gaming — 2.0%
	Alliance Gaming Corp.
11,825,617	Term Loan, Maturing September 5, 2009	11,983,288
	Ameristar Casinos, Inc.
3,111,139	Term Loan, Maturing December 31, 2006	3,152,947
	Argosy Gaming Co.
9,700,000	Term Loan, Maturing June 30, 2008	9,812,161
	Boyd Gaming Corp.
19,225,000	Term Loan, Maturing June 30, 2011	19,438,282
	Green Valley Ranch Gaming, LLC
995,000	Term Loan, Maturing December 31, 2010	1,009,925
	Isle of Capri Casinos
8,688,750	Term Loan, Maturing April 25, 2008	8,797,359
	Marina District Finance Co.
73,446	Revolving Loan, Maturing December 31, 2007	71,427
5,207,550	Term Loan, Maturing December 31, 2007	5,237,926
	Mohegan Tribal Gaming Authority
2,887,495	Term Loan, Maturing March 31, 2008	2,894,713
	Penn National Gaming, Inc.
630,633	Term Loan, Maturing July 31, 2006	640,881
	Scientific Games Corp.
1,990,000	Term Loan, Maturing December 31, 2009	2,018,192
		$65,057,101

Chemicals — 5.0%
	Brenntag AG
8,040,000	Term Loan, Maturing February 27, 2012	8,145,525
	Celanese AG
5,173,616	Term Loan, Maturing June 4, 2011	5,243,946
4,350,000	Term Loan, Maturing December 8, 2011	4,441,533
	CP Kelco U.S., Inc.
4,599,461	Term Loan, Maturing March 31, 2008	4,626,289
1,509,096	Term Loan, Maturing September 30, 2008	1,516,641
	FMC Corp.
498,714	Term Loan, Maturing October 21, 2007	504,558
	GEO Specialty Chemicals, Inc.
4,550,000	Term Loan, Maturing December 31, 2007	4,362,312

	Georgia Gulf Corp.
2,979,200	Term Loan, Maturing December 2, 2010	3,028,232
	Hercules, Inc.
2,793,000	Term Loan, Maturing October 8, 2010	2,816,567
	Huntsman International, LLC
28,811,927	Term Loan, Maturing December 31, 2010	29,244,106
	Huntsman, LLC
1,171,861	Term Loan, Maturing March 31, 2007	1,177,930
7,389,830	Term Loan, Maturing March 31, 2007	7,428,102
	IMC Global, Inc.
9,920,842	Term Loan, Maturing November 17, 2006	9,970,446
	Innophos, Inc.
68,773	Term Loan, Maturing August 13, 2010	69,332
	ISP Chemco, Inc.
5,486,250	Term Loan, Maturing March 27, 2011	5,547,970
	Kosa B.V.
13,188,235	Term Loan, Maturing April 29, 2011	13,270,662
5,811,765	Term Loan, Maturing April 29, 2011	5,848,088
	Kraton Polymers, LLC
6,514,104	Term Loan, Maturing December 5, 2008	6,522,247
	Nalco Co.
18,553,965	Term Loan, Maturing November 4, 2010	18,860,439
	Polymer Group, Inc.
7,700,000	Term Loan, Maturing April 27, 2010	7,756,148
1,000,000	Term Loan, Maturing April 27, 2011	1,003,750
	Resolution Performance Products, LLC
2,160,000	Term Loan, Maturing August 2, 2010	2,182,950
	Ripplewood Phosphorus, LLC
1,025,000	Term Loan, Maturing July 20, 2011	1,035,250
	Rockwood Specialties Group, Inc.
9,940,000	Term Loan, Maturing July 30, 2012	10,022,542
	VWR International, Inc.
3,867,283	Term Loan, Maturing April 7, 2011	3,929,643
	Wellman, Inc.
5,400,000	Term Loan, Maturing February 10, 2009	5,494,500
		$164,049,708

Coal — 0.5%
	Consol Energy, Inc.
4,515,000	Term Loan, Maturing June 30, 2010	4,568,616

	Foundation Coal Corp.
5,640,000	Term Loan, Maturing July 30, 2011	5,702,745
	Peabody Energy Corp.
4,994,337	Term Loan, Maturing March 31, 2010	5,052,866
		$15,324,227

Commercial Services — 3.0%
	Acosta Sales Company, Inc.
3,115,000	Term Loan, Maturing August 13, 2010	3,146,150
	Advanstar Communications, Inc.
1,704,441	Term Loan, Maturing October 11, 2007	1,715,449
	Allied Security Holdings, LLC
2,395,000	Term Loan, Maturing June 30, 2010	2,418,950
	Anthony Crane Rental, L.P.
21,627,231	Term Loan, Maturing July 20, 2006(2)	17,301,785
	Baker & Taylor, Inc.
4,977,922	Revolving Loan, Maturing May 6, 2011	4,928,142
3,100,000	Term Loan, Maturing May 6, 2011	3,138,750
	Coinmach Laundry Corp.
1,878,574	Term Loan, Maturing July 25, 2008	1,893,837
9,262,500	Term Loan, Maturing July 25, 2009	9,370,177
	Corrections Corp. of America
7,144,538	Term Loan, Maturing March 31, 2008	7,269,568
	Environmental Systems Products Holdings, Inc.
4,898,713	Term Loan, Maturing December 12, 2008	4,932,391
500,000	Term Loan, Maturing December 12, 2010	516,250
	Gate Gourmet Borrower, LLC
8,464,500	Term Loan, Maturing December 31, 2008	8,633,790
	Identity Now Holdings, LLC
5,386,407	Term Loan, Maturing November 30, 2006(2)	4,093,670
	Interline Brands, Inc.
4,275,000	Term Loan, Maturing November 30, 2009	4,304,391
	Panavision, Inc.
9,447,950	Term Loan, Maturing January 12, 2007	9,533,577
	Pike Electric
6,294,988	Term Loan, Maturing July 1, 2012	6,411,709
	United Rentals, Inc.
1,633,333	Term Loan, Maturing February 14, 2011	1,658,514
8,146,250	Term Loan, Maturing February 14, 2011	8,240,950

	Williams Scotsman, Inc.
1,000,000	Term Loan, Maturing December 31, 2006	1,014,375
		$100,522,425

Communications Equipment — 0.5%
	Amphenol Corp.
8,097,995	Term Loan, Maturing May 6, 2010	8,158,730
	Language Line, LLC
9,335,000	Term Loan, Maturing June 11, 2011	9,434,184
		$17,592,914

Computer Software & Services — 0.4%
	CCC Information Services Group
2,775,000	Term Loan, Maturing August 20, 2010	2,775,000
	InfoUSA, Inc.
2,500,000	Term Loan, Maturing June 4, 2010	2,531,250
	Mitchell International, Inc
1,415,000	Term Loan, Maturing August 13, 2011	1,425,612
	UGS Corp.
7,100,000	Term Loan, Maturing May 27, 2011	7,153,250
		$13,885,112

Construction Materials — 0.4%
	Formica Corp.
598,481	Term Loan, Maturing June 10, 2010	607,458
1,462,837	Term Loan, Maturing June 10, 2010	1,484,780
748,101	Term Loan, Maturing June 10, 2010	759,323
2,179,166	Term Loan, Maturing June 10, 2010	2,211,853
	NCI Building Systems, Inc.
2,525,000	Term Loan, Maturing June 18, 2010	2,557,353
	Ply Gem Industries, Inc.
4,260,572	Term Loan, Maturing February 12, 2011	4,277,883
751,866	Term Loan, Maturing February 12, 2011	754,921
		$12,653,571

Containers and Packaging - Metal and Glass — 1.7%
	BWAY Corp.
2,225,000	Term Loan, Maturing June 30, 2011	2,258,375
	Impress Metal Packaging Holdings B.V.
5,713,671	Term Loan, Maturing December 31, 2006	5,727,956
	Kranson Industries, Inc.
2,340,000	Term Loan, Maturing July 30, 2011	2,364,862
	Owens-Illinois, Inc.
8,250,000	Term Loan, Maturing April 1, 2007	8,347,111

8,250,000	Term Loan, Maturing April 1, 2008	8,378,048
2,750,000	Term Loan, Maturing April 1, 2008	2,754,584
	Silgan Holdings, Inc.
25,180,460	Term Loan, Maturing December 31, 2008	25,444,074
	U.S. Can Corp.
1,995,000	Term Loan, Maturing January 10, 2010	1,999,987
		$57,274,997

Containers and Packaging - Paper — 2.3%
	Graham Packaging Co.
1,000,000	Term Loan, Maturing February 16, 2010	1,007,500
	Graphic Packaging International, Inc.
27,720,000	Term Loan, Maturing August 8, 2009	28,135,800
	Greif Bros. Corp.
7,072,295	Term Loan, Maturing August 31, 2008	7,155,394
	Jefferson Smurfit Corp.
286,364	Revolving Loan, Maturing March 31, 2005	284,216
7,338,079	Term Loan, Maturing March 31, 2007	7,401,142
	Printpack Holdings, Inc.
7,024,020	Term Loan, Maturing April 30, 2009	7,098,650
	Solo Cup Co.
8,602,987	Term Loan, Maturing February 27, 2011	8,701,560
	Stone Container Corp.
15,131,417	Term Loan, Maturing June 30, 2009	15,273,274
2,165,669	Term Loan, Maturing June 30, 2009	2,190,033
		$77,247,569

Containers and Packaging - Plastics — 0.8%
	Berry Plastics Corp.
3,000,000	Term Loan, Maturing July 22, 2010	3,033,750
7,142,122	Term Loan, Maturing July 22, 2010	7,234,376
	Consolidated Container Holdings, LLC
3,900,000	Term Loan, Maturing December 15, 2008	3,924,375
	Crown Cork & Seal Americas, Inc.
760,164	Revolving Loan, Maturing September 15, 2007	758,027
11,138,750	Term Loan, Maturing September 15, 2008	11,156,160
		$26,106,688

Educational Services — 0.5%
	American Achievement Corp.
2,169,563	Term Loan, Maturing March 25, 2011	2,188,546
	Jostens, Inc.
4,702,996	Term Loan, Maturing July 15, 2010	4,773,541
	Knowledge Learning Corp.
6,361,269	Term Loan, Maturing May 15, 2010	6,408,979
	Weekly Reader Corp.
3,500,000	Term Loan, Maturing March 18, 2009	3,502,187
		$16,873,253

Electronic Equipment & Instruments — 0.8%
	Communications & Power Industries, Inc.
3,366,563	Term Loan, Maturing July 23, 2010	3,427,581
	Global Cash Access, LLC
4,196,875	Term Loan, Maturing March 10, 2010	4,259,828
	Invensys International Holdings, Ltd.
10,368,417	Term Loan, Maturing September 5, 2009	10,510,983
	Juno Lighting, Inc.
2,628,364	Term Loan, Maturing November 21, 2010	2,667,789
	SecurityCo, Inc.
4,700,000	Term Loan, Maturing June 28, 2010	4,723,500
		$25,589,681

Entertainment — 2.5%
	Hollywood Entertainment Corp.
2,656,250	Term Loan, Maturing March 31, 2008(2)	2,668,424
	Lions Gate Entertainment, Inc.
7,000,000	Term Loan, Maturing December 31, 2008	7,061,250
	Metro-Goldwyn-Mayer Studios, Inc.
30,450,000	Term Loan, Maturing April 26, 2011	30,598,444
	Six Flags Theme Parks, Inc.
14,047,944	Term Loan, Maturing June 30, 2009	14,122,580
	Universal City Development Partners, L.P.
6,754,490	Term Loan, Maturing June 30, 2007	6,779,819
	WMG Acquisition Corp.
21,143,750	Term Loan, Maturing February 28, 2011	21,445,810
		$82,676,327

Environmental Services — 1.4%
	Allied Waste Industries, Inc.
3,992,857	Term Loan, Maturing January 15, 2009	4,053,748

2,000,000	Term Loan, Maturing January 5, 2010	2,031,250
23,855,893	Term Loan, Maturing July 15, 2010	24,250,422
	Casella Waste Systems, Inc.
6,336,000	Term Loan, Maturing May 11, 2007	6,421,143
	Ionics, Inc.
6,365,810	Term Loan, Maturing February 13, 2011	6,465,275
	Waste Connections
1,500,000	Term Loan, Maturing October 22, 2010	1,515,000
		$44,736,838

Financials — 0.3%
	Refco Group Ltd., LLC
11,085,000	Term Loan, Maturing August 5, 2011	11,065,368
		$11,065,368

Food, Beverages and Tobacco — 3.1%

	American Seafood Holdings, Inc.
1,079,019	Term Loan, Maturing September 30, 2007	1,079,019
4,824,657	Term Loan, Maturing March 31, 2009	4,845,765
	Constellation Brands, Inc.
2,000,000	Term Loan, Maturing November 30, 2008	2,010,234
	Del Monte Corp.
7,481,500	Term Loan, Maturing December 20, 2010	7,601,907
	Dole Food Company, Inc.
1,500,000	Term Loan, Maturing September 29, 2008	1,519,921
	Dr. Pepper/Seven Up Bottling Group, Inc.
8,780,969	Term Loan, Maturing December 19, 2010	8,881,125
	DS Waters Enterprises, L.P.
5,358,816	Term Loan, Maturing November 7, 2009	5,114,320
	Interstate Brands Corp.
3,125,000	Term Loan, Maturing July 19, 2006	2,914,062
11,280,000	Term Loan, Maturing July 19, 2007	10,518,600
5,812,707	Term Loan, Maturing July 19, 2007	5,420,349
	Merisant Co.
5,733,516	Term Loan, Maturing January 31, 2010	5,764,334
	Michael Foods, Inc.
2,233,125	Term Loan, Maturing November 20, 2010	2,267,669
4,000,000	Term Loan, Maturing November 20, 2011	4,117,500

	Nutra Sweet
1,354,206	Term Loan, Maturing June 30, 2007	1,357,592
3,114,999	Term Loan, Maturing June 30, 2008	3,083,849
	Pierre Merger Corp.
2,005,000	Term Loan, Maturing June 30, 2010	2,021,291
	Pinnacle Foods Holdings Corp.
164,855	Revolving Loan, Maturing November 25, 2009	161,558
2,888,174	Term Loan, Maturing November 25, 2010	2,924,277
10,228,951	Term Loan, Maturing November 25, 2010	10,356,813
	Reddy Ice Group, Inc.
249,372	Term Loan, Maturing July 31, 2009	252,073
2,238,750	Term Loan, Maturing July 31, 2009	2,269,067
	Seminis Vegetable Seeds, Inc.
2,965,077	Term Loan, Maturing September 30, 2009	3,009,553
	Southern Wine & Spirits of America, Inc.
14,354,076	Term Loan, Maturing June 28, 2008	14,529,024
	Sunny Delight
1,980,000	Term Loan, Maturing August 20, 2010	1,999,800
		$104,019,702

Funeral Service — 0.3%
	Alderwoods Group
4,099,744	Term Loan, Maturing August 19, 2010	4,149,068
	Cornerstone Family Services, Inc.
7,929,834	Term Loan, Maturing March 31, 2007	7,255,798
		$11,404,866

Health Care - Equipment & Supplies — 1.4%
	Advance Medical Optics, Inc.
431,250	Term Loan, Maturing June 25, 2009	437,719
	Colgate Medical, Ltd.
2,375,000	Term Loan, Maturing December 30, 2008	2,400,978
	Conmed Corp.
5,768,506	Term Loan, Maturing December 15, 2009	5,847,823
	DJ Orthopedics, Inc.
487,500	Term Loan, Maturing May 15, 2009	492,984
	Empi Corp.
3,504,329	Term Loan, Maturing November 24, 2009	3,513,090
	Fisher Scientific International, LLC
2,000,000	Term Loan, Maturing August 2, 2011	2,019,376

	Kinetic Concepts, Inc.
7,394,909	Term Loan, Maturing October 3, 2009	7,496,589
	Leiner Health Products, Inc.
3,250,000	Term Loan, Maturing May 27, 2011	3,290,625
	Quintiles Transnational Corp.
8,897,875	Term Loan, Maturing September 25, 2009	8,970,170
	Sunrise Medical Holdings, Inc.
3,000,000	Term Loan, Maturing May 13, 2010	3,013,125
	Sybron Dental Management
1,125,017	Term Loan, Maturing June 8, 2009	1,133,454
	Triad Hospitals Holdings, Inc.
8,207,213	Term Loan, Maturing September 30, 2008	8,352,891
		$46,968,824

Health Care - Providers & Services — 4.2%
	Accredo Health, Inc.
6,485,000	Term Loan, Maturing April 30, 2011	6,525,531
	Alliance Imaging, Inc.
7,898,601	Term Loan, Maturing June 10, 2008	7,868,982
	Amerisource Bergen Corp.
9,425,000	Term Loan, Maturing March 31, 2005	9,448,562
	Community Health Systems, Inc.
31,911,426	Term Loan, Maturing January 16, 2010	31,957,027
1,985,000	Term Loan, Maturing January 16, 2011	2,012,294
	Concentra Operating Corp.
9,553,500	Term Loan, Maturing June 30, 2009	9,603,255
	Cross Country Healthcare, Inc.
1,488,033	Term Loan, Maturing June 5, 2009	1,510,819
	DaVita, Inc.
21,916,430	Term Loan, Maturing March 31, 2009	22,137,545
4,000,000	Term Loan, Maturing July 20, 2010	4,031,252
	Express Scripts, Inc.
10,224,375	Term Loan, Maturing February 13, 2010	10,324,492
	FHC Health Systems, Inc.
893,750	Term Loan, Maturing December 18, 2009	901,570
1,276,786	Term Loan, Maturing December 18, 2009	1,289,554
	Fresenius Medical Care Holdings, Inc.
12,643,313	Term Loan, Maturing February 21, 2010	12,748,669
	Iasis Healthcare, LLC
500,000	Term Loan, Maturing June 16, 2011	506,797
	Magellan Health Services, Inc.

2,222,222	Term Loan, Maturing August 15, 2008	2,252,778
2,569,444	Term Loan, Maturing August 15, 2008	2,604,774
	Mariner Health Care, Inc.
484,274	Term Loan, Maturing December 31, 2009	486,090
	Medcath Holdings Corp.
1,570,000	Term Loan, Maturing July 2, 2011	1,592,569
	Team Health
7,381,500	Term Loan, Maturing March 23, 2011	7,409,181
	Vanguard Health Systems, Inc.
3,065,000	Term Loan, Maturing May 18, 2009	3,065,000
		$138,276,741

Hotels — 0.5%
	Boca Resorts, Inc.
6,060,000	Term Loan, Maturing July 22, 2009	6,060,000
	CNL Hospitality Partners, L.P.
5,985,915	Term Loan, Maturing April 2, 2005	5,985,915
	Vail Resorts, Inc.
2,468,750	Term Loan, Maturing December 10, 2010	2,495,753
	Wyndham International, Inc.
1,624,550	Term Loan, Maturing December 31, 2004	1,611,554
		$16,153,222

Household Furnishing & Appliances — 0.7%
	Goodman Global Holdings, Inc.
2,221,471	Term Loan, Maturing November 21, 2009	2,247,157
	Home Interiors & Gifts, Inc.
2,802,930	Term Loan, Maturing March 31, 2011	2,592,710
	Sealy Mattress Co.
8,294,533	Term Loan, Maturing April 6, 2012	8,389,572
	Simmons Co.
6,365,185	Term Loan, Maturing December 19, 2011	6,423,866
	Tempur-Pedic, Inc.
1,980,000	Term Loan, Maturing June 30, 2009	1,992,375
	The Boyds Collection, Ltd.
2,538,244	Term Loan, Maturing April 21, 2005	2,462,096
		$24,107,776

Household Products — 1.3%
	Central Garden & Pet Co.
2,970,000	Term Loan, Maturing May 19, 2009	3,005,269
	Church & Dwight Co., Inc.
17,250,000	Term Loan, Maturing May 30, 2011	17,479,097
	Rayovac Corp.

8,187,302	Term Loan, Maturing September 30, 2009	8,281,112
	United Industries Corp.
12,726,438	Term Loan, Maturing April 29, 2011	12,893,472
		$41,658,950

Insurance — 0.7%
	Conseco, Inc.
12,500,000	Term Loan, Maturing June 22, 2010	12,690,100
	Hilb, Rogal & Hobbs Co.
6,125,000	Term Loan, Maturing June 30, 2007	6,205,391
	U.S.I. Holdings Corp.
2,970,000	Term Loan, Maturing August 11, 2008	3,003,412
		$21,898,903

Leisure — 1.0%
	AMF Bowling Worldwide, Inc.
5,261,813	Term Loan, Maturing August 27, 2009	5,309,500
	New England Sports Ventures, LLC
23,400,000	Term Loan, Maturing February 28, 2005	23,400,000
	Yankees Holdings & YankeeNets, LLC
1,290,143	Term Loan, Maturing June 25, 2007	1,306,270
2,814,857	Term Loan, Maturing June 25, 2007	2,850,043
		$32,865,813

Leisure Equipment & Products — 0.6%
	Bell Sports, Inc.
11,735,783	Term Loan, Maturing December 31, 2005	11,559,746
	Bombardier Recreational Products, Inc.
6,145,120	Term Loan, Maturing December 18, 2010	6,243,061
2,701,425	Term Loan, Maturing December 18, 2010	2,744,480
		$20,547,287

Machinery — 0.8%
	Bucyrus International, Inc.
700,000	Term Loan, Maturing July 28, 2010	706,563
	Colfax Corp.
3,274,500	Term Loan, Maturing May 30, 2009	3,294,966
	Flowserve Corp.
2,947,009	Term Loan, Maturing June 30, 2007	2,971,567
11,155,292	Term Loan, Maturing June 30, 2009	11,308,677
	MTD Products, Inc.
3,010,000	Term Loan, Maturing June 1, 2010	3,026,931

	Rexnord Corp.
5,358,730	Term Loan, Maturing November 30, 2009	5,413,432
	The Manitowoc Co.
588,571	Term Loan, Maturing June 30, 2007	592,250
		$27,314,386

Manufacturing — 4.9%
	AMSCAN Holdings, Inc.
3,000,000	Term Loan, Maturing April 30, 2012	3,037,500
	Amsted Industries, Inc.
9,900,000	Term Loan, Maturing October 15, 2010	10,116,563
	Chart Industries, Inc.
7,195,403	Term Loan, Maturing September 15, 2009	7,181,923
	Citation Corp.
10,216,306	Term Loan, Maturing December 1, 2007	8,185,815
	Douglas Dynamics Holdings, Inc.
1,746,646	Term Loan, Maturing March 30, 2010	1,768,479
	Dresser, Inc.
3,452,359	Term Loan, Maturing March 31, 2007	3,504,683
	Enersys Holdings, Inc.
3,700,000	Term Loan, Maturing March 17, 2011	3,746,250
	Harbor Freight Tools USA, Inc.
7,250,000	Term Loan, Maturing July 15, 2010	7,290,781
	IPG (US), Inc.
2,230,000	Term Loan, Maturing July 28, 2011	2,255,088
	Itron, Inc.
1,000,000	Term Loan, Maturing December 17, 2010	1,010,000
	Joan Fabrics Corp.
943,870	Term Loan, Maturing June 30, 2005	906,115
1,163,767	Term Loan, Maturing June 30, 2006	1,117,217
	JohnsonDiversey, Inc.
7,232,750	Term Loan, Maturing November 30, 2009	7,356,610
	MAAX Corp.
2,655,000	Term Loan, Maturing June 4, 2011	2,669,934
	Mueller Group, Inc.
13,654,588	Term Loan, Maturing April 23, 2011	13,722,861
	National Waterworks, Inc.
4,744,898	Term Loan, Maturing November 22, 2009	4,819,037
	Panolam Industries, Inc.
8,494,216	Term Loan, Maturing December 31, 2006	8,520,760
	Polypore, Inc.

7,500,000	Term Loan, Maturing November 12, 2011	7,560,938
	Roper Industries, Inc.
4,387,500	Term Loan, Maturing December 29, 2008	4,453,313
	Sensus Metering Systems, Inc.
3,434,783	Term Loan, Maturing December 17, 2010	3,471,277
515,217	Term Loan, Maturing December 17, 2010	520,692
	SPX Corp.
25,118,775	Term Loan, Maturing September 30, 2009	25,499,475
	St. Marys Cement, Inc.
2,144,625	Term Loan, Maturing December 4, 2010	2,163,390
	Synthetic Industries, Inc.
13,627,927	Term Loan, Maturing December 30, 2007	13,525,718
	Trimas Corp.
17,297,300	Term Loan, Maturing December 31, 2009	17,446,852
		$161,851,271

Metals & Mining — 0.6%
	Compass Minerals Group, Inc.
493,496	Term Loan, Maturing November 28, 2009	501,207
	Magnequench, Inc.
5,000,000	Term Loan, Maturing September 30, 2009	5,025,000
	Severstal North America, Inc.
1,981,463	Revolving Loan, Maturing April 7, 2007	1,977,748
	Stillwater Mining Co.
37,628	Term Loan, Maturing June 30, 2007	38,122
13,000,000	Term Loan, Maturing June 30, 2007	13,170,625
247,500	Revolving Loan, Maturing June 30, 2007	245,953
		$20,958,655

Miscellaneous — 0.6%
	Coinstar, Inc.
2,310,000	Term Loan, Maturing July 7, 2011	2,348,981
	Laidlaw International, Inc.
11,458,763	Term Loan, Maturing June 19, 2009	11,652,130
	Vicar Operating, Inc.
1,705,725	Term Loan, Maturing September 30, 2008	1,731,311
	Weight Watchers International, Inc.
1,362,857	Revolving Loan, Maturing March 31, 2009	1,362,857
4,143,219	Term Loan, Maturing March 31, 2010	4,189,830
		$21,285,109

Office Equipment and Supplies — 1.0%
	Buhrmann US, Inc.
6,877,719	Term Loan, Maturing December 31, 2010	6,970,857
	General Binding Corp.
6,580,000	Term Loan, Maturing January 15, 2008	6,596,450
	Global Imaging Systems, Inc.
1,398,979	Term Loan, Maturing May 10, 2010	1,414,717
	Identity Group, Inc.
5,623,460	Term Loan, Maturing April 30, 2007(2)	4,358,182
	Iron Mountain, Inc.
7,158,771	Term Loan, Maturing April 2, 2011	7,205,754
	Xerox Corp.
6,250,000	Term Loan, Maturing September 30, 2008	6,282,550
		$32,828,510

Oil & Gas — 2.5%
	BPL Acquisition, L.P.
1,000,000	Term Loan, Maturing May 4, 2010	1,012,500
	Columbia Natural Resources, LLC
7,930,000	Revolving Loan, Maturing August 28, 2008	7,910,175
	Cumberland Farms, Inc.
2,190,070	Term Loan, Maturing September 8, 2008	2,184,595
9,738,260	Term Loan, Maturing September 8, 2008	9,786,952
	La Grange Acquisition, L.P.
10,050,000	Term Loan, Maturing January 18, 2008	10,200,750
	Lyondell-Citgo Refining, L.P.
5,700,000	Term Loan, Maturing May 21, 2007	5,796,188
	Magellan Midstream Holdings
2,538,829	Term Loan, Maturing June 17, 2008	2,576,911
	Plains Resources, Inc.
2,360,000	Term Loan, Maturing July 23, 2010	2,393,925
	Pride Offshore, Inc.
4,480,000	Term Loan, Maturing July 7, 2011	4,536,932
	Sprague Energy Corp.
8,250,000	Revolving Loan, Maturing August 10, 2007	8,229,375
	Tesoro Petroleum Corp.
2,205,000	Term Loan, Maturing June 30, 2009	2,216,025
	The Premcor Refining Group, Inc.
11,700,000	Term Loan, Maturing April 13, 2009	11,824,313

	Transwestern Pipeline Co.
5,255,000	Term Loan, Maturing April 30, 2009	5,303,173
	Williams Production RMT Co.
8,972,164	Term Loan, Maturing May 30, 2007	9,110,488
		$83,082,302

Paper and Forest Products — 1.1%
	Appleton Papers, Inc.
7,360,000	Term Loan, Maturing June 11, 2010	7,447,400
	Buckeye Technologies, Inc.
3,731,662	Term Loan, Maturing March 15, 2008	3,781,417
	Koch Cellulose, LLC
1,760,202	Term Loan, Maturing May 7, 2011	1,776,704
7,134,798	Term Loan, Maturing May 7, 2011	7,201,687
	RLC Industries Co.
8,711,237	Term Loan, Maturing February 24, 2010	8,798,350
	SP Newsprint Co.
2,453,889	Term Loan, Maturing January 9, 2010	2,487,630
4,511,111	Term Loan, Maturing January 9, 2010	4,578,778
		$36,071,966

Personal Products — 0.3%
	American Safety Razor Co.
1,745,625	Term Loan, Maturing April 29, 2011	1,767,445
	Prestige Brands, Inc.
5,525,000	Term Loan, Maturing April 7, 2011	5,543,415
	Revlon Consumer Products Corp.
1,750,000	Term Loan, Maturing July 9, 2010	1,780,625
		$9,091,485

Publishing & Printing — 4.8%
	American Media Operations, Inc.
255,702	Term Loan, Maturing April 1, 2006	255,383
17,156,779	Term Loan, Maturing April 1, 2008	17,440,947
	CBD Media, LLC
2,733,750	Term Loan, Maturing December 31, 2009	2,770,199
	Dex Media East, LLC
8,548,039	Term Loan, Maturing November 8, 2008	8,651,324
6,035,261	Term Loan, Maturing May 8, 2009	6,119,501
	Dex Media West, LLC
8,377,893	Term Loan, Maturing September 9, 2009	8,489,595
17,678,134	Term Loan, Maturing March 9, 2010	17,950,678
	Freedom Communications Holdings, Inc.

10,665,000	Term Loan, Maturing May 18, 2012	10,829,977
	Herald Media, Inc.
900,000	Term Loan, Maturing July 22, 2011	911,250
	Journal Register Co.

18,385,000	Term Loan, Maturing August 12, 2012	18,456,812
	Liberty Group Operating, Inc.
7,503,162	Term Loan, Maturing April 30, 2007	7,568,815
	Merrill Communications, LLC

4,305,000	Term Loan, Maturing February 9, 2009	4,348,050
	Morris Publishing Group, LLC

4,000,000	Term Loan, Maturing September 30, 2010	4,033,752

6,600,000	Term Loan, Maturing March 31, 2011	6,678,375
	Nebraska Book Co.
4,139,625	Term Loan, Maturing March 4, 2011	4,196,545
	Newspaper Holdings, Inc.

2,440,000	Revolving Loan, Maturing August 24, 2011	2,440,000

6,700,000	Term Loan, Maturing August 24, 2011	6,706,117
	R.H. Donnelley, Inc.

200,604	Term Loan, Maturing December 31, 2008	201,670
6,889,369	Term Loan, Maturing June 30, 2010	6,949,651
	Sun Media Corp.

5,431,763	Term Loan, Maturing February 7, 2009	5,489,476

	The Reader’s Digest Association, Inc.
2,650,000	Term Loan, Maturing May 20, 2008	2,685,611

	Transwestern Publishing Co., LLC

6,664,906	Term Loan, Maturing February 25, 2011	6,721,145
	Yell Group, PLC
10,000,000	Term Loan, Maturing July 8, 2008	9,978,130
		$159,873,003

Real Estate — 5.5%
	AGBRI Octagon
4,813,488	Term Loan, Maturing May 31, 2005	4,777,387
	AIMCO Properties, L.P.

2,258,792	Term Loan, Maturing February 28, 2005	2,284,204
20,400,000	Term Loan, Maturing May 30, 2008	20,591,250
	AP-Knight, L.P.

7,265,317	Term Loan, Maturing December 31, 2004	7,256,235
	BRE/Homestead, LLC

13,600,000	Term Loan, Maturing January 11, 2006	13,574,500

	Concordia Properties, LLC
6,500,000	Term Loan, Maturing January 31, 2006	6,504,063
	Crescent Real Estate Equities, L.P.
5,003,636	Term Loan, Maturing May 11, 2005	5,003,636
	DMB/CHII, LLC
5,024,695	Term Loan, Maturing March 3, 2009	5,037,257
	GGP, L.P.
7,847,717	Term Loan, Maturing April 30, 2008	7,896,765
	Landsource Communities Development, LLC
9,721,000	Term Loan, Maturing March 31, 2010	9,872,891
	Macerich Partnership, L.P.
3,774,100	Revolving Loan, Maturing July 30, 2008	3,774,100
	Newkirk Master, L.P.
10,266,053	Term Loan, Maturing November 24, 2006	10,426,460
	Newkirk Tender Holdings, LLC
4,833,333	Term Loan, Maturing May 25, 2006	4,881,667
6,988,795	Term Loan, Maturing May 25, 2006	7,058,683
	OLY Hightop Parent
27,260,619	Term Loan, Maturing February 28, 2005	27,328,771
	Sugarloaf Mills, LLC
5,400,000	Term Loan, Maturing April 7, 2007	5,386,500
	The Woodlands Commercial Properties Co., L.P.
7,318,022	Term Loan, Maturing November 28, 2005	7,363,759
	Tower Financing I, LLC
7,450,000	Term Loan, Maturing July 9, 2008	7,459,313
	Whitehall Street Real Estate, L.P. XI & XII
11,125,000	Term Loan, Maturing September 11, 2006(2)	11,181,293
	Wilmorite Holdings, L.P.
12,896,250	Term Loan, Maturing March 27, 2006	12,960,731
		$180,619,465

Restaurants — 0.9%
	AFC Enterprises, Inc.
2,294,931	Term Loan, Maturing May 23, 2009	2,303,537
	Buffets, Inc.
1,818,182	Term Loan, Maturing June 28, 2009	1,838,636
13,052,866	Term Loan, Maturing June 28, 2009	13,199,710
	CKE Restaurants, Inc.
2,970,777	Term Loan, Maturing July 2, 2008	3,015,339
	Jack in the Box, Inc.
7,711,250	Term Loan, Maturing January 8, 2011	7,817,280
		$28,174,502

Retail - Food and Drug — 3.8%
	Alimentation Couche-Tard, Inc.
2,528,112	Term Loan, Maturing December 17, 2010	2,545,493
	Domino’s, Inc.
22,939,387	Term Loan, Maturing June 25, 2010	23,330,067
	General Nutrition Centers, Inc.
8,084,375	Term Loan, Maturing December 5, 2009	8,177,345
	Giant Eagle, Inc.
16,903,917	Term Loan, Maturing August 6, 2009	17,104,651
	Rite Aid Corp.
34,576,250	Term Loan, Maturing April 30, 2008	35,008,453
	Roundy’s, Inc.
21,805,000	Term Loan, Maturing June 6, 2009	22,029,875
	The Jean Coutu Group (PJC), Inc.
9,450,000	Term Loan, Maturing July 30, 2011	9,542,355
	The Pantry, Inc.
7,612,366	Term Loan, Maturing March 12, 2011	7,726,552
		$125,464,791

Retail - Multiline — 0.6%
	Kmart Corp.
15,000,000	Term Loan, Maturing May 6, 2006	15,084,375
	Rent-A-Center, Inc.
4,317,821	Term Loan, Maturing June 30, 2010	4,371,254
		$19,455,629

Retail - Specialty — 1.8%
	Advance Stores Company, Inc.
282,368	Term Loan, Maturing November 30, 2006	285,986
9,447,873	Term Loan, Maturing November 30, 2007	9,577,781
	CSK Auto, Inc.
16,716,000	Term Loan, Maturing June 20, 2009	16,914,503
	FTD, Inc.
4,179,000	Term Loan, Maturing February 28, 2011	4,220,790
	Getty Petroleum Marketing, Inc.
6,745,000	Term Loan, Maturing May 19, 2010	6,856,717
	Mall of America Kay-Bee Toy, Inc.
1,354,746	DIP Loan, Maturing January 16, 2008	1,351,359
	Oriental Trading Co.

7,624,909	Term Loan, Maturing August 4, 2010	7,732,931
500,000	Term Loan, Maturing January 8, 2011	509,584
	Savers, Inc.
2,500,000	Term Loan, Maturing August 4, 2009	2,515,625
	Travelcenters of America, Inc.
9,652,616	Term Loan, Maturing November 30, 2008	9,781,314
		$59,746,590

Road & Rail — 1.0%
	Kansas City Southern Industries, Inc.
2,867,813	Term Loan, Maturing March 30, 2008	2,900,075
	NFIL Holdings Corp.
1,772,024	Term Loan, Maturing February 27, 2010	1,797,497
5,431,253	Term Loan, Maturing February 27, 2010	5,504,238
	Quality Distribution, LLC
488,788	Term Loan, Maturing November 13, 2009	486,344
	RailAmerica, Inc.
1,083,834	Term Loan, Maturing May 31, 2009	1,099,956
7,386,911	Term Loan, Maturing May 31, 2009	7,496,791
	SIRVA Worldwide, Inc.
8,811,765	Term Loan, Maturing December 31, 2010	8,897,133
	Yellow Roadway Corp.
3,136,364	Term Loan, Maturing June 30, 2008	3,164,788
1,120,130	Term Loan, Maturing June 30, 2008	1,130,282
		$32,477,104

Semiconductor Equipment and Products — 0.3%
	AMI Semiconductor
1,488,750	Term Loan, Maturing September 26, 2008	1,505,498
	Fairchild Semiconductor Corp.
4,653,000	Term Loan, Maturing June 19, 2008	4,708,254
	Memec Group, Ltd.
4,775,000	Term Loan, Maturing June 15, 2009	4,745,156
		$10,958,908

Shipping Lines — 0.0%
	Horizon Lines, LLC
1,430,000	Term Loan, Maturing July 7, 2011	1,454,429
		$1,454,429

Telecommunications - Wireless — 3.0%
	American Tower, L.P.
10,200,000	Term Loan, Maturing August 31, 2011	10,354,591
	Cellular South, Inc.
2,000,000	Term Loan, Maturing May 4, 2011	2,025,000
	Centennial Cellular Operating Co., LLC
11,044,500	Term Loan, Maturing February 9, 2011	11,083,332
	Dobson Cellular Systems, Inc.
9,588,869	Term Loan, Maturing March 31, 2010	9,585,273
	Nextel Finance Co.
25,569,028	Term Loan, Maturing December 15, 2010	25,732,772
	Nextel Partners Operating Corp.
10,120,000	Term Loan, Maturing May 31, 2011	10,262,945
	SBA Senior Finance, Inc.
6,080,552	Term Loan, Maturing October 31, 2008	6,134,706
	Spectrasite Communications, Inc.
3,091,422	Term Loan, Maturing June 30, 2006	3,137,793
1,898,271	Term Loan, Maturing June 30, 2007	1,908,157
	Western Wireless Corp.
17,100,000	Term Loan, Maturing May 28, 2011	17,359,561
	Winstar Communications, Inc.
5,331,956	DIP Loan, Maturing December 31, 2004(2) (3)	2,306,071
		$99,890,201

Telecommunications - Wireline — 2.1%
	Broadwing, Inc.
40,648	Revolving Loan, Maturing December 31, 2005	40,206
	Cincinnati Bell, Inc.
13,462,518	Term Loan, Maturing June 30, 2008	13,605,557
	Consolidated Communications, Inc.
8,300,000	Term Loan, Maturing April 14, 2012	8,414,125
	D&E Communications, Inc.
3,358,125	Term Loan, Maturing December 31, 2011	3,409,548
	Fairpoint Communications, Inc.
21,157,889	Term Loan, Maturing March 31, 2007	21,263,679
	Qwest Corp.
21,250,000	Term Loan, Maturing June 30, 2007	21,988,438
		$68,721,553

Textiles and Apparel — 0.1%
	St. John Knits International, Inc.
4,925,529	Term Loan, Maturing July 31, 2007	4,961,702
		$4,961,702

Theaters — 1.5%
	Cinemark, Inc.
12,967,500	Term Loan, Maturing March 31, 2011	13,064,756
	Loews Cineplex Entertainment Corp.
9,705,000	Term Loan, Maturing July 30, 2011	9,788,909
	Regal Cinemas Corp.
27,337,822	Term Loan, Maturing November 10, 2010	27,679,545
		$50,533,210

Utility — 2.7%
	Allegheny Energy Supply Company, LLC
14,832,825	Term Loan, Maturing March 8, 2011	15,068,296
	Calpine Corp.
1,492,462	Term Loan, Maturing July 15, 2007	1,498,369
	CenterPoint Energy, Inc.
27,772,973	Term Loan, Maturing October 7, 2006	27,908,366
	Cogentrix Delaware Holdings, Inc.
2,992,500	Term Loan, Maturing February 26, 2009	3,040,194
	Coleto Creek WLE, L.P.
4,060,000	Term Loan, Maturing June 30, 2011	4,123,438
	Dynegy Holdings, Inc.
10,570,000	Term Loan, Maturing May 28, 2010	10,771,496
	NRG Energy, Inc.
3,138,557	Term Loan, Maturing June 23, 2010	3,244,484
5,561,743	Term Loan, Maturing June 23, 2010	5,750,843
	NUI Utilities, Inc.
665,984	Term Loan, Maturing November 24, 2004	668,481
3,396,516	Term Loan, Maturing November 24, 2004	3,409,253
	Teton Power Funding, LLC
6,376,538	Term Loan, Maturing March 12, 2011	6,440,304
	Tucson Electric Power Co.
6,800,000	Term Loan, Maturing June 30, 2009	6,859,500
		$88,783,024

Total Senior, Floating Rate Interests (identified cost $3,006,677,252)		$3,019,391,775

Corporate Bonds & Notes — 0.7%

Principal Amount (000’s omitted)	Security	Value

Auto Components — 0.1%
	Key Plastics, LLC, Jr. Secured Sub Note
931	4.00%, 4/26/07(2)	939,326
	Key Plastics, LLC, Sr. Secured Sub Note
1,691	7.00%, 4/26/07(2)	1,693,503
		$2,632,829

Broadcast Media — 0.3%
	Paxson Communications Corp.
10,450	4.35%, 1/15/10(4)	10,450,000
		$10,450,000

Commercial Services — 0.2%
	Advanstar Communications, Inc.
5,445	9.22%, 8/15/08	5,655,994
		$5,655,994

Investment Services — 0.0%
	Carlyle High Yield Partners, Series 2004-6A, Class C
1,000	4.36%, 8/15/16(4)	1,000,000
		$1,000,000

Telecommunications - Wireless — 0.1%
	Rural Cellular Corp.
4,500	5.61%, 3/15/10(4)	4,590,000
		$4,590,000

Total Corporate Bonds & Notes (identified cost $24,112,760)		$24,328,823

Common Stocks — 1.1%

Shares/Rights	Security	Value
505,552	Carlyle Key Partners III, L.P.(2) (3) (5)	7,552,947
366,368	Chart Industries, Inc.(3)	15,295,864
33,278	Environmental Systems Products Holdings(2) (3) (5)	685,527
145,156	Gentek, Inc.(3)	5,624,795
133,410	Hayes Lemmerz International(3)	1,714,318
124	Identity Now Holdings(2) (3) (5)	0
32,238	IDT Corp., Class B(3)	484,215
52	Knowledge Universe, Inc.(2) (3) (5)	39,504
34,364	Professional Services Industries Holdings, Inc.(2) (3) (5)	145,703
12,592	RoTech Medical Corp(2) (3) (5)	28,710

297,015	Safelite Glass Corp.(2) (3) (5)	383,149
20,048	Safelite Realty Corp.(2) (3) (5)	150,160
262,175	Thermadyne Holdings Corp.(3)	3,172,318

Total Common Stocks (identified cost, $12,863,904)		$35,277,210

Preferred Stocks — 0.0%

Shares/Rights	Security	Value
445	Hayes Lemmerz International(2) (3) (5)	24,703
217	Key Plastics, LLC, Series A(2) (3) (5)	214,388

Total Preferred Stocks (identified cost, $239,682)		$239,091

Warrants — 0.0%

Shares/Rights	Security	Value
130	Gentek, Inc., Class B(2) (3) (5)	1,021
63	Gentek, Inc., Class C(2) (3) (5)	321
126	KAC Mezzanine Holdings Co., Class A(2) (3) (5)	91,770
115	KAC Mezzanine Holdings Co., Class B(2) (3) (5)	83,765

Total Warrants (identified cost, $0)		$176,877

Short-Term Investments — 5.5%

Principal Amount	Maturity Date	Borrower	Rate	Amount
17,000,000	10/29/04	Altria Group, Inc.	1.80%	17,000,000
50,000,000	09/13/04	Cafco, LLC	1.45%	49,973,819
57,193,000	09/01/04	Investors Bank and Trust Time Deposit	1.58%	57,193,000
23,586,000	10/15/04	Kittyhawk Funding	1.58%	23,539,418
34,120,000	10/04/04	Old Line Funding, LLC	1.55%	34,070,052

Total Short-Term Investments (at amortized cost)				$181,776,289

Total Investments — 98.4% (identified cost $3,225,669,888)				$3,261,190,065

Other Assets, Less Liabilities — 1.6%				$52,060,934

Net Assets— 100.0%				$3,313,250,999

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangments. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $134,114,438 as of August 31, 2004.

(1)                                  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2)                                  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)                                  Non-income producing security.

(4)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $16,040,000 or 0.5% of the Portfolio’s net assets.

(5)                                  Restricted security.

The Portfolio had the following swap agreements outstanding at August 31, 2004:

The Portfolio had entered into Credit Default Swaps with Credit Suisse First Boston dated February 6, 2004 and February 12, 2004 whereby the Portfolio will receive 2.45% per year times the notional amounts of $7,800,000 and $3,900,000, respectively.  The Portfolio makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).  At August 31, 2004, the Portfolio had sufficient cash segregated to cover potential obligations arising from open swap contracts.

At August 31, 2004, the portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation/depreciation in the value of the investments owned at August 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,225,669,888
Gross unrealized appreciation	$50,908,366
Gross unrealized depreciation	(15,388,189)
Net unrealized appreciation	$35,520,177

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Prime Rate Reserves

By:	/s/ Scott H. Page
Scott H. Page
President and Principal Executive Officer

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President and Principal Executive Officer

Date:	October 22, 2004

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	October 22, 2004